(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
(LOSS) EARNINGS PER SHARE
Schedule of earnings per share

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
(Loss) profit
(Loss) profit for the purpose of basic and diluted (loss) earnings per share	(1,397)	3,784	(33,171)

	Year ended December 31,
	2015	2016	2017

Number of shares
Weighted average number of ordinary share outstanding- basic and diluted	387,517,503	401,602,159	418,314,541

Basic net (loss) earnings per share	0.00	0.01	(0.1)
Diluted net (loss) earnings per share	0.00	0.01	(0.1)

Schedule of anti-dilutive shares by type
	Year ended December 31,
	2015	2016	2017
Options	330,000	330,000	220,000
Non-vested restricted shares	1,900,000	950,000	940,000

	2,230,000	1,280,000	1,160,000